Earnings per Share	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Earnings per Share
37.	Earnings per Share
(a) Basic earnings per share for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in Won, except share information)	2020		2021	2022
Profit attribute to controlling interest	￦	1,581,207,551,926	6,606,727,454,113	3,157,536,155,264
Interests of hybrid bonds, net of tax		(6,688,273,972)	(6,669,999,999)	(1,078,164,383)
Weighted-average number of common shares outstanding(*1)		79,120,963	75,696,150	75,814,870

Basic earnings per share	￦	19,900	87,191	41,634

(*1)	The weighted-average number of common shares used to calculate basic earnings per share are as follows:

(shares)	2020	2021	2022
Total number of common shares issued	87,186,835	87,186,835	84,571,230
Weighted-average number of treasury shares	(8,065,872)	(11,490,685)	(8,756,360)

Weighted-average number of common shares outstanding	79,120,963	75,696,150	75,814,870

(b)	Diluted earnings per share for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in Won, except share information)	2020		2021	2022
Profit attribute to controlling interest	￦	1,581,207,551,926	6,606,727,454,113	3,157,536,155,264
Interests of hybrid bonds, net of tax		(6,688,273,972)	(6,669,999,999)	(1,078,164,383)
Gain or loss from exchange rate on and revaluation of exchangeable bonds		—	(63,166,690,813)	(55,751,463,819)
Adjusted weighted-average number of common shares(*1)		79,120,963	76,688,340	78,906,375

Diluted earnings per share	￦	19,900	85,240	39,296

(*1)	The weighted-average number of common shares used to calculate diluted earnings per share are as follows:

(shares)	2020	2021	2022
Weighted-average number of common shares outstanding	79,120,963	75,696,150	75,814,870
Weighted-average number of potential common share	—	992,190	3,091,505

Adjusted weighted-average number of common shares	79,120,963	76,688,340	78,906,375

The Company has potentially issuable common shares due to its exchangeable bonds as of and Stock Grant program as of December 31, 2022. When considering the Stock Grant program, the issuable shares have an anti-dilution effect, therefore the effect from the Stock Grant program was excluded from the calculation of diluted earnings per share. The Company holds exchangeable bonds as potential common stocks with a diluting effect as of December 31, 2021 and 2022. Meanwhile, since there were no potential shares of common stock which had dilutive effects as of December 31, 2020, diluted earnings per share is equal to basic earnings per share.